Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Other receivables	$ 48,285	$ 5,294
Sales taxes	10,352	5,307
Prepayments and accrued income	34,342	7,394
Derivative financial assets	691	185
Trade and other current receivables	93,670	18,180
Non-current
Other receivables	10,458	9,193
Trade and other non-current receivables	$ 10,458	$ 9,193